Selected Balance Sheet Detail - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 684	$ 666	$ 653
Accumulated depreciation and amortization	(565)	(549)	(479)
Property and equipment, net	119	117	174
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	584	584	584
Computer Hardware and Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 100	$ 82	$ 69